Consolidated statements of changes in equity (Parenthetical) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax benefit (charge) from the excess fair value of compensation expense	SFr (110)	SFr (28)	SFr (70)
Bank
Tax benefit (charge) from the excess fair value of compensation expense	SFr (110)	SFr (28)	SFr (69)